Fair Value Measurement - Schedule of Fair Value, by Balance Sheet Grouping (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025
Estimate of Fair Value Measurement [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Warrant liabilities – Level 3		$ 1,874
Earn-out share liabilities - Level 3	7,164
Estimate of Fair Value Measurement [Member] | SIF Loan [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt, fair value	23,493	23,609
Estimate of Fair Value Measurement [Member] | FedDev Loan [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt, fair value	2,421	2,462
Reported Value Measurement [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Warrant liabilities – Level 3		1,874
Earn-out share liabilities - Level 3	7,164
Reported Value Measurement [Member] | SIF Loan [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt, fair value	27,612	27,536
Reported Value Measurement [Member] | FedDev Loan [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt, fair value	$ 2,421	$ 2,462